Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 223	$ 4
Goverenment institutes	173	95
Other assets current	$ 396	$ 99